Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Schedule of Investments Classified as Amortized Cost	The following is a detail of such investments:

Fixed-rate
	2024		2023
Bank deposits
Acquisition cost	Ps.	42,949	Ps.	26,354
Accrued interest		263		374
Total investments	Ps.	43,212	Ps.	26,728